Offerings - Offering: 1	Oct. 31, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	7,500,000
Proposed Maximum Offering Price per Unit	85.88
Maximum Aggregate Offering Price	$ 644,100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 88,950.21
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price have been determined on the basis of the average of the high and low prices of our Common Stock as reported on The Nasdaq Stock Market on October 30, 2025. (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement also registers any additional shares of our Common Stock as may become issuable under the Plan as a result of any stock split, stock dividend, recapitalization or similar event.